Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2013	2012
Land		$110,453	$108,851
Buildings	10-50	500,474	496,621
Equipment	2-10	305,814	306,925
Leasehold improvements	3-10	86,020	85,314
		892,308	888,860
Less - Accumulated depreciation
and amortization		488,497	472,684
Subtotal		403,811	416,176
Construction in progress		5,252	10,766
Total premises and equipment, net		$519,516	$535,793